SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Contract asset and contract liability (Details)	12 Months Ended
	Jan. 31, 2026 USD ($) contract	Jan. 31, 2025 USD ($)	Jan. 31, 2024 USD ($)
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Number of customer contracts | contract	1
Net contract asset	$ 263,982	$ 240,642	$ 451,896
Contract asset	263,982	240,642	451,896
Contract liability	$ 0	$ 0	$ 0